Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2021
TextBlock [Abstract]
Share-based Payment Arrangements
18	Share-based payment arrangements

i)	Description of the share-based payment arrangements
Prior to consummation of the Reverse
Recapitalization
, the GHI Group had in place equity-settled share-based payment arrangements by way of the 2015 Equity Incentive Plan (the ‘2015 GHI Plan’) and the 2018 Equity Incentive Plan (the ‘2018 GHI Plan’) which served as the successor to the 2015 Plan, under which GHI could:

1.	grant options to purchase its ordinary shares (‘Share Options’); or

2.	issue restricted share units/awards (‘RSUs’); or

3.	issued restricted ordinary shares
to selected employees, officers, directors and consultants of GHI and its subsidiaries and non-employee
directors of GHI.
The Share Options and RSUs granted generally vested 25% on each anniversary of the grant, over a four year-period. The maximum term of Share Options granted under the 2015 GHI and 2018 GHI Plan did not exceed ten years from the date of grant. The Share Options and RSUs granted to employees do not have the rights of the ordinary shares until the Share Options and RSUs were vested, exercised and recorded into the register of members of GHI. Additionally, during 2021, GHI granted RSU and restricted ordinary shares with performance conditions in addition to time-based service conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ.
During 2021, the GHL 2021 Equity Incentive Plan (the “2021 GHL Plan”) was established and became effective on December 1, 2021. Following the consummation of the Reverse
Recapitalization
, no further awards will be granted under the 2018 GHI Plan. In addition, in connection with the Reverse
Recapitalization
, all options, RSUs and restricted shares with respect to GHI ordinary Shares that were outstanding under the 2015 GHI Plan and 2018 GHI Plan at the time of consummation of the Reverse
Recapitalization
have been replaced by Share Options, RSUs and restricted shares with respect to GHL Class A ordinary shares (and in the case of the Key Executives, GHL Class B ordinary shares) under the 2021 GHL Plan, based on an exchange ratio for the right to receive 1.3032888
GHL ordinary share for each GHI ordinary share.
a)	Reconciliation of outstanding Share Options
The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

		Weighted average	Weighted-average
	Number of Share	exercise price per	remaining contractual
	Options #	GHI share #	life
GHI 2018 Plan and GHI 2015 Plan	’000	$	(in years)
As of January 1, 2019	89,944	0.61	8.23
Granted	41,220	1.87
Exercised	(8,612)	0.55
Canceled and forfeited	(7,340)	0.68

As of December 31, 2019	115,212	1.06	8.21
Granted	11,736	1.85
Exercised	(7,308)	0.59
Canceled and forfeited	(5,397)	0.99

As of December 31, 2020	114,243	1.17	7.54
Granted	2,848	1.29

		Weighted average	Weighted-average
	Number of Share	exercise price per	remaining contractual
	Options #	GHI share #	life
GHI 2018 Plan and GHI 2015 Plan	’000	$	(in years)
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97

As of December 31, 2021	—	—	—

Exercisable
As of December 31, 2019	38,507	0.53

As of December 31, 2020	57,634	0.80

#	T he number and exercise price of share options have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.
The Share Options outstanding as at December 31, 2020 had an exercise price in the range of
$0.28 to $6.07
(2019: $0.28 to $3.70). As at December 31, 2020, certain Share Options were exercised but have not been registered as ordinary shares.

		Weighted average	Weighted-average
	Number of Share	exercise price per	remaining contractual
	Options	GHI share	life
2021 GHL Plan	’000	$	(in years)
Reverse Recapitalization replacement issuance	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73

As of December 31, 2021	53,096	1.98	7.81

Exercisable
As of December 31, 2021	18,010	1.76

The Share Options outstanding as at December 31, 2021 had an exercise price in the range of $0.28 to $4.03. As at December 31, 2021, certain share options exercised had not yet been registered as ordinary shares.
b)	Reconciliation of outstanding RSUs
The number of unvested RSUs granted under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units #
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2019	25,804
Granted	30,285
Vested	(10,293)
Canceled and forfeited	(9,494)

As of December 31, 2019	36,302
Granted	19,850
Vested	(10,114)
Canceled and forfeited	(9,492)

As of December 31, 2020	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(66,457)

As of December 31, 2021	—

#	T he number of RSUs have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.
As at December 31, 2020 and 2019, certain RSUs were vested but have not been registered as ordinary shares. During 2021,
9,630,000
RSUs were granted to employees with both time-based service and performance conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ.

Number of unvested restricted share units
2021 GHL Plan	’000

Reverse Recapitalization replacement issuance	66,457
Vested	(330)
Canceled and forfeited	(1,481)

As of December 31, 2021	64,646

As at December 31, 2021, certain RSUs were vested but have not been registered as ordinary shares.

c)	Restricted ordinary shares
During 2021, GHI issued 24,900,000
restricted ordinary shares to certain employees where the vesting of these ordinary shares was dependent on the satisfaction of a combination of service and performance conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ. The weighted average fair value of the GHI restricted ordinary shares granted was $10 based on the price per ordinary share which was the basis of the merger with the SPAC (see Note 1) as part of the Reverse
Recapitalization
(see Note 28). The Reverse
Recapitalization
has resulted in these restricted ordinary shares being converted to
 32,452,000
GHL Class B ordinary shares based on the exchange ratio of 1.3032888 GHL ordinary shares for each GHI ordinary share.

ii)	Share-based payment expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	2021	2020	2019
(in $ millions)	$	$	$
Cost of revenue	42	10	4
Sales and marketing	11	2	1
Research and development	89	14	12
General and administrative	215	28	17

Total	357	54	34

iii)	Measurement of fair values

a)	Share Options
The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

	2021	2020	2019
Fair value at grant date (weighted average) #	$8.95	$2.46	$1.13
Share price at grant date (weighted average) #	$9.97	$3.59	$2.08
Exercise price at grant date (weighted average) #	$1.29	$1.85	$1.87
Expected volatility (weighted average)	61.57%	56.46%	52.70%
Expected terms (years) (weighted average)	6.2	6.0	6.2
Expected dividend (weighted average)	0%	0%	0%
Risk-free interest rate (weighted average)	1.24%	0.40%	1.80%

#
The fair value and exercise price of share options and the fair value of the share price at grant date have been retrospectively restated to reflect the exchange ratio to receive
1.3032888
GHL Ordinary Shares for each GHI Share.

Expected volatility has been based on the weighted-average historical share price volatility of comparable publicly traded companies. The expected term has been estimated based on the simplified method. The risk-free interest rate has been based on the US government bond yield curve in effect at the time of grant. No GHL Share Options were granted after the date of consummation of Reverse
Recapitalization
.

b)	RSUs
For 2021, a majority of the RSUs granted were measured at $10 which is the price per ordinary share that was the basis of the merger with the SPAC (see Note 1) as part of the Reverse
Recapitalization
(see Note 28). The weighted average fair value of RSUs granted during 2021 was $9.88. No GHL RSUs were granted after the date of consummation of Reverse
Recapitalization
.
For 2020 and 2019, the fair value of the RSUs has been measured using a hybrid method incorporating both the Probability-Weighted Expected Return Model (“PWERM”) and the Option Pricing Model (“OPM”). A summary of the measurement of the fair values and inputs at grant date were as follow:

	2020	2019
Fair value at grant date (weighted average) #	$1.96	$2.04
Expected volatility	49.6% to 66.3%	46.6% to 49.6%
Risk-free interest rate	0.13% to 1.6%	1.6% to 2.49%
Expected dividend (weighted average)	0%	0%
Discount for lack of marketability	20%	20% to 27.5%

#	The fair value at grant date has been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.